ACQUIRED INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2016	$ 849
2017	563
2018	281
2019	0
2020	0
Intangible assets, Total	$ 1,693	$ 6,510